BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Selling, general and administrative expenses (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Compensation, employee benefits and related taxes	$ 1,132,958	$ 1,008,087	$ 3,337,346	$ 3,336,287
Advertising and other marketing	8,735	41,720	140,552	148,880
Depreciation	34,789	25,421	118,587	109,379
Rent, utilities, telephone and communications	99,513	100,932	405,032	364,569
Professional fees	138,300	260,802	709,383	927,623
Other general and administrative	182,202	193,174	762,666	1,212,826
Total selling, general and administrative expenses	$ 1,596,497	$ 1,630,136	$ 5,473,566	$ 6,099,564